ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Sep. 30, 2024
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	HKD	HKD	USD
	(Audited)
Accounts receivable – third parties	$2,591,154	$2,624,020	$336,413
Less: allowance for expected credit losses	(1,080,870)	(1,302,523)	(166,990)

Accounts receivable, net	$1,510,284	$1,321,497	$169,423

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The following table presents the activities in the allowance for expected credit losses for the six months ended September 30, 2023 and 2024.

	2023	2024
	HKD	HKD

Balance at April 1,	$855,652	$1,080,870

Additional allowance for expected credit losses	43,932	218,938
Foreign translation adjustment	(570)	2,715

Balance at September 30,	$899,014	$1,302,523